Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information
Entity Registrant Name	Navios South American Logistics Inc.
Entity Central IndexKey	0001506042
Document Type	F-4/A
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outanding	20,000